Acquisitions (Additional Information) (Details) - USD ($)	Jun. 14, 2022	May 12, 2022	Dec. 31, 2022	Mar. 18, 2019
Sorrento [Member]
Business Acquisition [Line Items]
Initial principal amount				$ 16,500,000
Patents [Member] | Sorrento [Member]
Business Acquisition [Line Items]
Amount due for New Drug Application		$ 3,000,000
Payment upon the achievement of net sales		20,000,000
License Agreement [Member]
Business Acquisition [Line Items]
Development Milestones Payment was recognized under other long-term liabilities			$ 200,000
Romeg License Agreement [Member] | License Agreement [Member]
Business Acquisition [Line Items]
Payment upon the achievement of net sales	$ 13,000,000
Contingent consideration, liability			0
Up-front license fee	2,000,000
Intangible asset	5,700,000
Payments for Royalties	$ 7,100,000
Deferred consideration			$ 3,700,000
Intangible asset useful life	15 years
2022 Promissory Note [Member] | Sorrento [Member]
Business Acquisition [Line Items]
Initial principal amount		5,000,000
Notes Payable, Related Parties		$ 4,100,000
Subordinated Borrowing, Interest Rate		2.66%